FINANCIAL INSTRUMENTS, FINANCIAL RISKS AND CAPITAL MANAGEMENT (Details 3) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
United States dollars [Member]
Impact on profit or loss in foreign currency strengthen by 10%	$ 328	$ 191
South africa rands [Member]
Impact on profit or loss in foreign currency strengthen by 10%	(1,502)	(1,915)
Japanese yen [Member]
Impact on profit or loss in foreign currency strengthen by 10%	$ (621)	$ 1,112